Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,907	$ 16,306
Accumulated depreciation	(13,706)	(13,076)
Total property, plant and equipment from continuing operations, net	3,201	3,230
Depreciation charge for the year	630	569
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,769	13,275
Accumulated depreciation	(10,733)	(10,241)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,321	2,321
Accumulated depreciation	(2,320)	(2,279)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	817	710
Accumulated depreciation	$ (653)	$ (556)